Income Taxes (Details) - CAD ($)	12 Months Ended	15 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
Income Taxes [Line Items]
Share issuance costs	$ 54,000	$ 5,827,000
2037 to 2045 [Member]
Income Taxes [Line Items]
Carryforward tax loss	$ 3,703,000	$ 10,169,000